Securities (Summary of Proceeds and Realized Gain/(Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Securities [Abstract]
Gross proceeds from sales of securities	$ 21,799	$ 4,304	$ 53,213
Gross realized gains from sold and called securities	539	139	83
Gross realized losses from sold and called securities	(32)	(21)	$ (70)
Gross gains from business combinations	$ 5	$ 100